Term Loan - Schedule of term loan (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Apr. 15, 2021 CAD ($)	Apr. 15, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 0
Repayments	(1,602,821)
Ending Balance	9,375,244
Atlantic Acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Atlantic acquisition	$ 10,978,065	$ 13,639,249	$ 10,978,065